NATURE OF OPERATIONS AND CORPORATE ORGANIZATION - 10Q (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION [Abstract]
Number of segments of marine transportation	3	3